Rafferty Asset Management, LLC

1301 Avenue of the Americas (6th Avenue)

35th Floor

New York, NY 10019

November 30, 2015

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549-1004

Re:	Direxion Shares ETF Trust (the “Trust”)

File Nos.: 333-150525 and 811-22201

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectuses and Statements of Additional Information for the Funds listed on Appendix A, that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated November 25, 2015, filed electronically as Post-Effective Amendment No. 152 to the Trust’s Registration Statement on Form N-1A on November 25, 2015.

If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Eric S. Purple of K&L Gates LLP at (202) 778-9220.

Sincerely,

/s/Angela Brickl

Angela Brickl
Chief Compliance Officer
Rafferty Asset Management, LLC

Appendix A

1X BEAR FUNDS

Direxion Daily SME-ChiNext 100 China A Shares Bear 1X Shares

Direxion Daily MSCI China A Bear 1X Shares

Direxion Daily S&P Biotech Bear 1X Shares

Direxion Daily Healthcare Bear 1X Shares

2X BULL FUNDS

Direxion Daily SME-ChiNext 100 China A Shares Bull 2X Shares

Direxion Daily MSCI China A Bull 2X Shares

3X BEAR FUNDS

Direxion Daily Healthcare Bear 3X Shares

Direxion Daily Natural Gas Related Bear 3X Shares